Significant Accounting Policies -Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized		¥ 571,400,000
Practical expedient related to performance obligations	true	true
Practical expedient related to amortization period	true	true
Total net revenues	$ 600,528	¥ 4,128,931,000	¥ 2,468,449,000	¥ 523,310,000
Mobile game
Significant Accounting Policies
Total net revenues		¥ 2,936,331,000	2,058,226,000	342,382,000
Exclusive licensed mobile games
Significant Accounting Policies
Interval period (in days)	10 days	10 days
Advertising
Significant Accounting Policies
Total net revenues		¥ 463,490,000	159,160,000	60,727,000
Live broadcasting and VAS
Significant Accounting Policies
Value of each B-coin		1
Total net revenues		585,643,000	176,443,000	79,656,000
E-commerce and others
Significant Accounting Policies
Total net revenues		¥ 143,467,000	¥ 74,620,000	¥ 40,545,000
Maximum | Live broadcasting and VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year